Reconciliation of the Financial Statements to the Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

December 31,	2025	2024
Net assets available for benefits per the financial statements	$964,481,634	$856,580,528
Deemed distributions	(143,785)	(151,505)
Defaulted loans	(114,721)	(41,608)
Net assets available for benefits per the Form 5500	$964,223,128	$856,387,415
The following is a reconciliation of the changes in net assets available for benefits per the financial statements to the Form 5500 for the period ended December 31, 2025:

Net increase in net assets available for benefits per the financial statements	$107,901,106
Change in deemed distributions	7,720
Change in defaulted loans	(73,113)
Total net income per the Form 5500	$107,835,713